PUTNAM GLOBAL GROWTH FUND

              Prospectus Supplement dated December 9, 1996 to
                      Prospectus dated March 1, 1996


At a meeting held on July 31, 1996, shareholders of the fund approved a number of changes to the fundamental investment restrictions of the fund including the elimination of certain restrictions. As a result, the fund may now:

     o acquire more than 10% of the voting securities of any issuer with respect to 25% of its total assets; and

     o invest more than 5% of its total assets in the securities of any issuer with respect to 25% of its total assets. (Investments in obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities are not subject to any limitation.)

The policies set forth above are fundamental and may not be changed without shareholder approval. See the Statement of Additional Information of the fund for the full text of these policies as well as the fund's other fundamental policies, some of which were also changed by vote of shareholders.

In addition, the fund's restriction with respect to investing up to 5% of its assets in securities of issuers that have been in operation for less than three years was made non-fundamental, meaning that it may be changed in the future without shareholder approval.

To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, the fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

                             *****************

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.,
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                               BUSINESS EXPERIENCE
                       YEAR    (AT LEAST 5 YEARS)
                       ----    -------------------------

Anthony W. Regan       1987    Employed as an investment
Senior Managing Director       professional by Putnam
                               Management since 1987.

Carol C. McMullen      1995    Employed as an investment
Managing Director              professional by Putnam
                               Management since June, 1995.
                               Prior to June, 1995, Ms. McMullen
                               was a Senior Vice President of
                               Baring Asset Management.

Robert Swift           1996    Employed as an investment
Senior Vice President          professional by Putnam
                               Management since August, 1995.
                               Prior to August, 1995, Mr. Swift
                               was Director and Senior Portfolio
                               Manager at IAI International/Hill
                               Samuel Investment Advisors.

Ami T. Kuan            1996    Employed as an investment
Vice President                 professional by Putnam
                               Management since April, 1993.
                               Prior to April, 1993, Ms. Kuan
                               attended the MIT Sloan School of
                               Management.

C. Kim Goodwin         1996    Employed as an investment
Senior Vice President          professional by Putnam Management
                               since May, 1996.  Prior to May,
                               1996, Ms. Goodwin was Vice
                               President at Prudential Mutual
                               Fund Investment Management.
                               Prior to February, 1993, Ms.
                               Goodwin was Assistant Vice
                               President at Mellon Bank
                               Corporation.

                         *************************

The second and third paragraph and the first sentence of the fourth paragraph under the heading "How to buy shares--Class A shares" is replaced with the following:

There is no initial sales charge on purchases of class A shares of $1 million or more or purchases by participant-directed qualified retirement plans with at least 200 eligible employees. However, a CDSC of 1.00% will be imposed upon redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within two years after initial purchase. Similarly, a CDSC of 1.00% or 0.50%, respectively, will be imposed within the first or second year after purchase on redemptions by any investor, other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in class A shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

                                                                29851 11/96
                         PUTNAM GLOBAL GROWTH FUND

              Prospectus Supplement dated December 9, 1996 to
               Class A Defined Contribution Plan Prospectus
                            dated March 1, 1996


At a meeting held on July 31, 1996, shareholders of the fund approved a number of changes to the fundamental investment restrictions of the fund including the elimination of certain restrictions. As a result, the fund may now:

o acquire more than 10% of the voting securities of any issuer with respect to 25% of its total assets; and


o invest more than 5% of its total assets in the securities of any issuer with respect to 25% of its total assets. (Investments in obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities are not subject to any limitation.)

The policies set forth above are fundamental and may not be changed without shareholder approval. See the Statement of Additional Information of the fund for the full text of these policies as well as the fund's other fundamental policies, some of which were also changed by vote of shareholders.

In addition, the fund's restriction with respect to investing up to 5% of its assets in securities of issuers that have been in operation for less than three years was made non-fundamental, meaning that it may be changed in the future without shareholder approval.

To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, the fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

                             *****************

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.,
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                               Business experience
                       Year    (at least 5 years)
                       ----    -------------------------

Anthony W. Regan       1987    Employed as an investment
Senior Managing Director       professional by Putnam
                               Management since 1987.

Carol C. McMullen      1995    Employed as an investment
Managing Director              professional by Putnam
                               Management since June, 1995.
                               Prior to June, 1995, Ms. McMullen
                               was a Senior Vice President of
                               Baring Asset Management.

Robert Swift           1996    Employed as an investment
Senior Vice President          professional by Putnam
                               Management since August, 1995.
                               Prior to August, 1995, Mr. Swift
                               was Director and Senior Portfolio
                               Manager at IAI International/Hill
                               Samuel Investment Advisors.

Ami T. Kuan            1996    Employed as an investment
Vice President                 professional by Putnam
                               Management since April, 1993.
                               Prior to April, 1993, Ms. Kuan
                               attended the MIT Sloan School of
                               Management.

C. Kim Goodwin         1996    Employed as an investment
Senior Vice President          professional by Putnam Management
                               since May, 1996.  Prior to May,
                               1996, Ms. Goodwin was Vice
                               President at Prudential Mutual
                               Fund Investment Management, and
                               prior to February, 1993, Ms.
                               Goodwin was Assistant Vice
                               President at Mellon Bank
                               Corporation.

                         *************************

The following text replaces the fifth sentence of the first paragraph under the heading "How to buy shares":

     In order to be eligible to purchase shares at net asset value, a defined contribution plan must either initially invest at least $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates or, if the dealer of record waives its commission with respect to such investment, initially invest at least $1 million in the fund.

The following text replaces the first four sentences of the second paragraph under the heading "How to buy shares":

     On sales of shares at net asset value to defined contribution plans initially investing at least $20 million in Putnam funds and other investments managed by Putnam
     Management or its affiliates, Putnam Mutual Funds pays commissions on the shares initially purchased and on subsequent net quarterly sales at the rate of 0.15%.


                                                        DC-29852 11/96

                      PUTNAM GLOBAL GROWTH FUND

           Prospectus Supplement dated December 9, 1996 to
             Class Y Defined Contribution Plan Prospectus
                         dated March 1, 1996


     At a meeting held on July 31, 1996, shareholders of the fund approved a number of changes to the fundamental investment restrictions of the fund including the elimination of certain restrictions. As a result, the fund may now:

     o acquire more than 10% of the voting securities of any issuer with respect to 25% of its total assets; and

     o invest more than 5% of its total assets in the securities of any issuer with respect to 25% of its total assets. (Investments in obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities are not subject to any limitation.)

     The policies set forth above are fundamental and may not be changed without shareholder approval. See the Statement of Additional Information of the fund for the full text of these policies as well as the fund's other fundamental policies, some of which were also changed by vote of shareholders.

     In addition, the fund's restriction with respect to investing up to 5% of its assets in securities of issuers that have been in operation for less than three years was made non-fundamental, meaning that it may be changed in the future without shareholder approval.

     To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, the fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

                          *****************

     The third paragraph under the heading "How the fund is managed" is replaced with the following:

     The following officers of Putnam Investment Management,
     Inc., ("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                     Business experience
                            Year     (at least 5 years)
                            ----     -------------------------

     Anthony W. Regan       1987     Employed as an investment
     Senior Managing Director        professional by Putnam
                                     Management since 1987.

     Carol C. McMullen      1995     Employed as an investment
     Managing Director               professional by Putnam
                                     Management since June,
                                     1995.  Prior to June,
                                     1995, Ms. McMullen was a
                                     Senior Vice President of
                                     Baring Asset Management.

     Robert Swift           1996     Employed as an investment
     Senior Vice President           professional by Putnam
                                     Management since August,
                                     1995.  Prior to August,
                                     1995, Mr. Swift was
                                     Director and Senior
                                     Portfolio Manager at IAI
                                     International/Hill Samuel
                                     Investment Advisors.

     Ami T. Kuan            1996     Employed as an investment
     Vice President                  professional by Putnam
                                     Management since April,
                                     1993.  Prior to April,
                                     1993, Ms. Kuan attended
                                     the MIT Sloan School of
                                     Management.

     C. Kim Goodwin         1996     Employed as an investment
     Senior Vice President           professional by Putnam
                                     Management since May, 1996.
                                     Prior to May, 1996, Ms. Goodwin was
                                     Vice President at Prudential Mutual
                                     Fund Investment Management.
                                     Prior to February, 1993,
                                     Ms. Goodwin was Assistant
                                     Vice President at Mellon
                                     Bank Corporation.


                                                        DC-29853 11/96